Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of balance sheet amounts relating to leases

	2022	2021
Right-of-use assets
Properties	15,326	24,586
IT Equipment	52,738	10,635
Machinery and equipment	632	739
	68,696	35,960

	2022	2021
Lease liabilities
Current	34,329	20,122
Non-current	42,576	22,996
	76,905	43,118

Summary of carrying amounts of right-of-use assets and lease liabilities and the movements during the period

		Lease
	Right-of-use assets	Liabilities
As at December 31, 2020	30,022	35,220
Additions	22,146	22,146
Disposal	(334)	(329)
Lease modification (a)	200	200
Depreciation expense	(16,456)	—
Business combination	382	382
Interest expense	—	4,795
Payments of lease liabilities	—	(15,729)
Discounts on leases	—	(273)
Interest paid	—	(3,294)
As at December 31, 2021	35,960	43,118
Additions	54,848	54,848
Lease modification (a)	13	13
Depreciation expense	(22,125)	—
Business combination	—	—
Interest expense	—	4,422
Payments of lease liabilities	—	(21,485)
Discounts on leases	—	(20)
Interest paid	—	(3,991)
As at December 31, 2022	68,696	76,905

Average annual depreciation rate 2021	29.4%
Average annual depreciation rate 2022%

(a) Refers to price adjustments that occur annually as defined in the lease agreements.